19. SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2018
Notes
19. SUPPLEMENTAL CASH FLOW INFORMATION

19.  SUPPLEMENTAL CASH FLOW INFORMATION

During the year ended December 31, 2018, the Company:

-         granted 3,030,303 warrants valued at $51,878 to Emerald for certain intangibles (Notes 9 and 11);

-         issued a total 2,666,667 common shares valued at $773,333 related to the acquisition of HealthTab (Notes 4 and 11);

-         issued 909,090 common shares valued at $181,818 related to the acquisition of the Corozon Platform (Notes 8 and 11);

-         issued 233,450 common shares valued at $43,915 to Lampyon for services recorded an obligation to issue shares to Lampyon of $11,167 related to services;

-         issued a total of 88,800 finder’s warrants with a fair value of $9,332 (Note 11).

During the year ended December 31, 2017 the Company:

-         issued a total of 70,000 finder’s warrants with a fair value of $11,614 (Note 11);

-         completed the acquisition of all the common shares of HealthTab through shares to be issued of $973,333 and an asset acquisition liability of $100,000 (Note 4).